Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Statement of Comprehensive Income [Abstract]
Tax (expense) benefit on related to increase (decrease) in accumulated gain (loss) from unrealized gain (loss) on available-for-sale securities	$ 7	$ 4	$ 3
Tax (expense) benefit on related to increase (decrease) in accumulated gain (loss) from derivative instruments designated and qualifying as the effective portion of cash flow hedges	$ (6)	$ 0	$ 0